COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES
Operating lease commitments

Office Premises
RMB
Less than 1 year	131,410,180
1 - 2 years	87,341,490
2 - 3 years	34,467,768
3 - 4 years	9,942,854
4 - 5 years	4,496,042
Thereafter	2,621,203

270,279,537